LIABILITY TO CUSTOMERS	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
LIABILITY TO CUSTOMERS

As at June 30, 2018, the Company had a liability to customers trading on the Company’s currency platform in the amount of $106,747 (December 31, 2017 – $297,309). This amount is offset by an equal amount due to the Company from the trading platform. (Note 5)